Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Professional fees (Note 11(a))	$ 299,230	$ 318,619	$ 1,113,336
Salaries and benefits (Note 11(a))	1,640,709	1,377,903	1,811,073
Travel and promotion	21,753	22,529	50,120
Depreciation (Note 6)	8,000	8,671	11,166
Office and other (Note 11(b))	78,611	73,407	182,457
Amortization of right-of-use assets (Note 5)	101,722	101,722	101,722
Occupancy expenses (Note 5)	50,699	40,318	39,858
Interest expense on lease liabilities (Note 5)	20,413	30,565	39,502
Interest and standby fees on gold loan payable (Note 8)	114,262	295,551	290,164
Listing and filing fees	106,068	100,406	193,490
Insurance	71,222	104,456	103,491
Directors’ fees (Note 11(a))	52,500	120,000	140,000
Share-based payments (Note 10(d) and 11(a))	128,000	(0)	810,150
Total Expenses	2,693,189	2,594,147	4,886,529
Other income (loss)
Administrative services fees (Note 11(b))	1,235,798	1,158,054	1,422,347
Interest and other income	261,131	218,390	370,741
Impairment of exploration and evaluation assets (Note 7)	(82,751)	(55,374)	(63,823,478)
Gain on sale of property and equipment (Note 6)	4,684,164
Fair value adjustments on gold loan payable (Note 8)	(1,121,669)	(1,199,904)	(538,975)
Unrealized gain on gold in trust (Note 8)	405,821	293,695	132,895
Unrealized foreign exchange gain (loss) on gold loan payable (Note 8)	402,803	(600,749)	55,949
Unrealized foreign exchange gain (loss) on gold in trust (Note 8)	(79,506)	114,785	(24,491)
Unrealized gain on warrant liability (Note 9)			102,787
Loss on derecognition of gold loan payable (Note 8)		(372,941)
Foreign exchange gain (loss)	(23,556)	163,130	(49,599)
Total other income (loss)	5,682,235	(280,914)	(62,351,824)
Income (loss) before income taxes	2,989,046	(2,875,061)	(67,238,353)
Deferred income tax recovery (expense) (Note 14)			3,090,208
Net Income (loss) for the year	2,989,046	(2,875,061)	(64,148,145)
Total comprehensive income (loss) for the year	$ 2,989,046	$ (2,875,061)	$ (64,148,145)
Diluted net loss per share	$ 0.02	$ (0.02)	$ (0.47)
Basic net loss per share	$ 0.02	$ (0.02)	$ (0.47)